Evergreen

EVERGREEN VA EQUITY INDEX FUND

Semiannual Report
as of June 30, 2002

Evergreen Investments℠
MUTUAL FUNDS

Evergreen VA Equity Index Fund - Semiannual Report as of June 30, 2002

INVESTMENTS THAT STAND THE TEST OF TIME

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With $218 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2002

Letter to Shareholders
August 2002

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer

Dear Evergreen Shareholders,

We are pleased to provide the semiannual report for the Evergreen VA Equity Index Fund, which covers the six-month period ended June 30, 2002.

After experiencing mixed performance for the first three months of the period, the U.S. equities markets renewed their struggles during the final three months. Concerns over a slowdown in growth and the legitimacy of earnings were compounded by worries over terrorism and corporate credibility. As a result of these events, investor pessimism grew, and market valuations fell in the first half of the year. Leading the declines for the major market indexes was the Nasdaq Composite, which fell 25%. Following the Nasdaq in the pullback was the Standard & Poor’s 500 Index (S&P 500), which lost 14% of its value, and the Dow Jones Industrial Average, down 8% through June 30, 2002. Even small cap stocks (as measured by the Russell 2000 Index, which outperformed other benchmarks for much of the past two years) were down 9% in the second quarter, bringing their mid-year loss to 5%.

The U.S. fixed income markets, after mixed performance in the first three months of the period, recovered nicely in the final three months. Moderation in economic growth had much to do with this improvement in performance, since a slowdown in the pace of gross domestic product (GDP) growth suggests the Federal Reserve Board may remain on the sidelines longer than originally anticipated. Uncertainty related to geopolitical risks also contributed to the gains in Treasuries, which still maintain their role as a leading safe haven for domestic and international investors.

Looking ahead for the markets, we strongly encourage investors to focus on the improving fundamentals of the U.S. economy. We continue to project GDP growth in the range of 3% in 2002, with inflation tracking below 2%. Unemployment, as a lagging indicator, will likely get worse before it gets better. The silver lining here is that the Fed should stay on the sidelines until the trend in employment turns positive. Additionally, the growth trends for services and productivity remain positive, suggesting better profits ahead.

We continue to forecast operating earnings growth in the range of 8% to 10% for companies in the S&P 500 during 2002. Profits have often risen more than 20% in the first year of past recoveries, yet due to the lack of capital spending increases, we expect moderate earnings growth this year compared to past periods. We believe equity market gains may begin to reflect profit growth. However, given the low levels of investor confidence, we see very little room for P/E multiple expansion. A positive development on the geopolitical front, though, could add considerable momentum to the markets, providing investors relief from oversold conditions and a path to higher valuation.

Looking at bonds, we believe the pace of economic growth will enable the Fed to only slightly tighten policy late in the year. The prospects for slightly higher rates and the elongation of the recovery may enable fixed income instruments to continue recent contributions to diversified portfolios. Quality high yield bonds and investment-grade corporates also offer potential for gains as the environment improves and spreads narrow.

Diversification remains important

An environment like the past six months offers many reasons for building and maintaining a diversified portfolio rather than trying to make investment decisions based on anticipated market movements. It is important that you consult with your financial advisor to develop a strategy that will support your long-term objectives.

Please visit our newly enhanced Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events. Thank you for your continuing support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investments

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

EVERGREEN
VA Equity Index Fund
Fund at a Glance as of June 30, 2002

“In this type of economic environment, we believe a broad diversified strategy, such as the strategy we use for the fund, is a solid way to gain exposure to the equity market.”

PORTFOLIO MANAGEMENT TEAM

Global Structured Products Team

Lead Manager: William E. Zieff

PERFORMANCE & RETURNS1

Portfolio Inception Date:	9/29/1999

6-month return	-13.27%

Average Annual Returns

1 year	-18.16%

Since Portfolio Inception	-7.73%

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Equity Index Fund,1 versus a similar investment in the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of June 30, 2002, and subject to change.

EVERGREEN
VA Equity Index Fund
Portfolio Manager Interview

How did the fund perform?

The fund had a total return of -13.27% for the six-month period ended June 30, 2002, closely tracking the Standard & Poor’s 500 Index (S&P 500), which returned -13.16% for the same period. During the same period, the median return of variable annuity portfolios in the S&P 500 Index Objective category was -13.36%, according to Lipper Inc., an independent monitor of mutual fund performance. The fund’s objective is to seek investment results similar to the S&P 500, with limited deviation. Fund management uses an investment process designed to control trading and implementation costs and reduce tracking error as much as possible. As a result, the fund’s performance should closely align with that of the S&P 500. Periodic rebalancing takes place in order to reflect the continually changing constituents of the S&P 500.

PORTFOLIO CHARACTERISTICS
(as of 6/30/2002)

Total Net Assets	$28,685,051

Number of Holdings	501

P/E Ratio	21.8x

What was the investment environment like during the six months?

The U.S. equity market continued to experience volatility throughout the period. During the six-month period, the S&P 500 posted negative returns in every month except for March. Positive sentiment in March was fueled by economic data reports that seemed to indicate a recovery was close. Consumer confidence soared to a seven-month high and the Fed left rates unchanged, signaling possible interest rate hikes later in the year. But the euphoria was short-lived and in the following months, conflicting economic data reports continued to limit clarity regarding the near-term outlook and the stock market fell. While growth continues to improve with higher productivity and consumption, unemployment remains high as corporations are reluctant to start hiring until the outlook for the economy becomes more certain. First quarter earnings were also disappointing, confirming that the corporate profit recession was still not over. With more companies under scrutiny for their accounting practices, investors are now focusing more intently on the numbers behind the earnings reports and respond quickly to any negative news. Rumors of possible terrorist attacks also put added pressure on stock prices during the period, casting a negative tone on the market.

TOP 5 SECTORS
(as a percentage of 6/30/2002 net assets)

Financials	20.0%

Information Technology	13.8%

Consumer Discretionary	13.6%

Health Care	13.5%

Industrials	10.8%

What types of investments performed well in the portfolio?

Positive contributions to absolute performance were few as the S&P 500 fell -13.16%. While overall performance was negative, several stocks contributed positively to the fund’s performance, including defense aerospace companies Lockheed Martin (+49.5%) and Rockwell Collins (+41.7%). Within precious metals, Newmont Mining also contributed positively with a return of 38.1% for the period. Sectors that produced positive returns during the period were basic materials (+7.9%), energy (+4.2%) and transportation (+1.5%). Within basic materials, precious metals performed particularly well, returning 22.8% for the period. Energy stocks were boosted by gains in larger capitalization stocks such as Exxon Mobil (+5.36%) and Royal Dutch Petroleum (+14.3%), which together account for almost 4% of the index. Transportation gains were concentrated in railroad companies, which rose 10.9% as a group.

EVERGREEN
VA Equity Index Fund
Portfolio Manager Interview

What types of investments negatively affected performance?

Throughout the six-month period, the communication services and technology sectors detracted most from absolute performance as many corporations warned that second quarter earnings could continue to disappoint. Communication services suffered declines of -35.3% as WorldCom’s stock plummeted -94.1% during the period. As a group, wireless telecom companies fared the worst in the sector, falling -68.5%, led by Sprint PCS (-81.7%). Technology shares fell -29.6% during the period, led by electronic components which were down -40.8% with JDS Uniphase and PerkinElmer falling -69.2% and -68.2%, respectively.

TOP 10 HOLDINGS
(as a percentage of 6/30/2002 net assets)

Microsoft Corp.	3.2%

General Electric Co.	3.2%

Exxon Mobil Corp.	3.0%

Wal-Mart Stores, Inc.	2.7%

Pfizer, Inc.	2.4%

Citigroup, Inc.	2.2%

American International Group, Inc.	2.0%

Johnson & Johnson Co.	1.7%

Coca-Cola Co.	1.5%

International Business Machines Corp.	1.4%

What is your outlook?

Although signs of economic growth continue to improve, particularly in the areas of productivity and consumption, unemployment remains high. As long as the economic data are somewhat conflicted, we expect that consumers and corporations alike will find it difficult to feel confident in the market’s direction. We think the next several months will bring only modest growth, punctuated by periods of volatility and industry rotations. We believe it will take more time for companies and the economy to resume a level of normalcy and although there is some evidence that this is beginning, we think full economic recovery is still months away. In this type of economic environment, we believe a broad diversified strategy, such as the strategy we use for the fund, is a solid way to gain exposure to the equity market.

EVERGREEN
VA Equity Index Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended June 30, 2002 (Unaudited)	Year Ended December 31,
		2001	2000	1999[1]

Net asset value, beginning of period	$ 8.97	$ 10.30	$ 11.48	$ 10.00

Income from investment operations

Net investment income	0.05	0.10	0.10	0.03

Net realized and unrealized gains or losses on securities and futures contracts	(1.24)	(1.33)	(1.15)	1.51

Total from investment operations	(1.19)	(1.23)	(1.05)	1.54

Distributions to shareholders from

Net investment income	0	(0.10)	(0.10)	(0.03)

Net realized gains	0	0	(0.03)	(0.03)

Total distributions to shareholders	0	(0.10)	(0.13)	(0.06)

Net asset value, end of period	$ 7.78	$ 8.97	$ 10.30	$ 11.48

Total return[2]	(13.27%)	(11.97%)	(9.11%)	15.47%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 28,685	$ 32,141	$ 31,796	$ 18,685

Ratios to average net assets

Expenses[3]	0.30%[4]	0.30%	0.31%	0.31%[4]

Net investment income	1.16%4	1.09%	1.15%	1.34%[4]

Portfolio turnover rate	3%	4%	11%	5%

1. For the period from September 29, 1999 (commencement of operations), to December 31, 1999.

2. Total return does not reflect charges attributable to your insurance company’s separate account.

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

4. Annualized

See Notes to Financial Statements.

EVERGREEN
VA Equity Index Fund
Schedule of Investments
June 30, 2002 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.5%
Cooper Tire & Rubber Co.	229	$ 4,706
Dana Corp.	467	8,653
Delphi Automotive Systems Corp.	1,761	23,245
Eaton Corp.	220	16,005
Genuine Parts Co.	547	19,074
Goodyear Tire & Rubber Co.	512	9,580
Johnson Controls, Inc.	278	22,688
TRW, Inc.	400	22,792
Visteon Corp.	411	5,836
132,579
Automobiles - 0.8%
Ford Motor Co.	5,692	91,072
General Motors Corp.	1,761	94,125
Harley-Davidson, Inc.	950	48,707
233,904
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp., Class A	1,841	50,977
Darden Restaurants, Inc.	543	13,412
Harrah’s Entertainment, Inc. *	360	15,966
Hilton Hotels Corp.	1,163	16,166
Marriott International, Inc., Class A	763	29,032
McDonald’s Corp.	3,993	113,601
Starbucks Corp. *	1,212	30,118
Starwood Hotels & Resorts	626	20,589
Wendy’s International, Inc.	360	14,339
Yum! Brands, Inc.	931	27,232
331,432
Household Durables - 0.4%
Black & Decker Corp.	252	12,146
Centex Corp.	192	11,096
KB Home	161	8,293
Leggett & Platt, Inc.	615	14,391
Maytag Corp.	243	10,364
Newell Rubbermaid, Inc.	838	29,380
Snap-on, Inc.	182	5,403
Stanley Works	268	10,991
Tupperware Corp.	182	3,784
Whirlpool Corp.	213	13,922
119,770
Leisure Equipment & Products - 0.3%
Brunswick Corp.	283	7,924
Eastman Kodak Co.	915	26,690
Hasbro, Inc.	543	7,363
International Game Technology *	283	16,046
Mattel, Inc.	1,370	28,880
86,903

EVERGREEN
VA Equity Index Fund
Schedule of Investments (continued)
June 30, 2002 (Unaudited)

	Shares	Value

COMMON STOCKS - continued
CONSUMER DISCRETIONARY - continued
Media - 3.5%
AOL Time Warner, Inc. *	13,980	$ 205,646
Clear Channel Communications, Inc. *	1,924	61,606
Comcast Cable Communications Corp., Class A	2,970	70,805
Dow Jones & Co., Inc.	264	12,791
Gannett Co., Inc.	837	63,528
Interpublic Group of Companies, Inc.	1,199	29,687
Knight-Ridder, Inc.	261	16,430
McGraw-Hill Companies, Inc.	609	36,357
Meredith Corp.	156	5,983
New York Times Co., Class A	475	24,463
Omnicom Group, Inc.	587	26,885
TMP Worldwide, Inc. *	350	7,525
Tribune Co.	945	41,107
Univision Communications, Inc., Class A *	719	22,577
Viacom, Inc., Class B *	5,549	246,209
Walt Disney Co.	6,407	121,092
992,691
Multi-line Retail - 4.1%
Big Lots, Inc. *	364	7,163
Costco Wholesale Corp. *	1,425	55,033
Dillards, Inc., Class A	264	6,941
Dollar General Corp.	1,045	19,886
Family Dollar Stores, Inc.	543	19,141
Federated Department Stores, Inc. *	631	25,051
J.C. Penney Co., Inc.	839	18,475
Kohl’s Corp. *	1,056	74,004
May Department Stores Co.	899	29,604
Sears, Roebuck & Co.	990	53,757
Target Corp.	2,847	108,471
Wal-Mart Stores, Inc.	13,966	768,270
1,185,796
Specialty Retail - 2.4%
Autozone, Inc. *	331	25,586
Bed Bath & Beyond, Inc. *	916	34,570
Best Buy Co., Inc. *	1,007	36,554
Circuit City Stores, Inc. *	659	12,356
Gap, Inc.	2,721	38,638
Home Depot, Inc.	7,393	271,545
Limited, Inc.	1,629	34,698
Lowe’s Companies, Inc.	2,439	110,730
Nordstrom, Inc.	423	9,581
Office Depot, Inc. *	968	16,262
RadioShack Corp.	546	16,413
Staples, Inc. *	1,468	28,920
Tiffany & Co.	458	16,122
TJX Companies, Inc.	1,695	33,239
Toys “R” Us, Inc. *	661	11,548
696,762

EVERGREEN
VA Equity Index Fund
Schedule of Investments (continued)
June 30, 2002 (Unaudited)

	Shares	Value

COMMON STOCKS - continued
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - 0.4%
Cintas Corp.	533	$ 26,346
Jones Apparel Group, Inc. *	405	15,188
Liz Claiborne, Inc.	335	10,653
Nike, Inc., Class B	842	45,173
Reebok International, Ltd. *	186	5,487
V.F. Corp.	346	13,567
116,414
CONSUMER STAPLES - 9.9%
Beverages - 3.2%
Adolph Coors Co.	114	7,102
Anheuser-Busch Companies, Inc.	2,752	137,600
Brown-Forman Corp., Class B	214	14,766
Coca Cola Enterprises, Inc.	1,403	30,978
Coca-Cola Co.	7,798	436,688
Pepsi Bottling Group, Inc.	887	27,320
PepsiCo, Inc.	5,551	267,558
922,012
Food & Drug Retailing - 1.3%
Albertsons, Inc.	1,277	38,897
CVS Corp.	1,230	37,638
Kroger Co.	2,493	49,611
Safeway, Inc. *	1,517	44,281
SuperValu, Inc.	418	10,254
SYSCO Corp.	2,082	56,672
Walgreen Co. *	3,213	124,118
Winn-Dixie Stores, Inc.	442	6,891
368,362
Food Products - 1.7%
Archer-Daniels Midland Co.	2,045	26,156
Campbell Soup Co.	1,288	35,626
ConAgra, Inc.	1,687	46,646
General Mills, Inc.	1,150	50,692
H.J. Heinz Co.	1,100	45,210
Hershey Foods Corp.	429	26,812
Kellogg Co.	1,285	46,080
Sara Lee Corp.	2,463	50,836
Unilever NV	1,794	116,251
W.M. Wrigley Junior Co.	708	39,188
483,497
Household Products - 1.7%
Alberto Culver Co., Class B	181	8,652
American Greetings Corp., Class A	204	3,399
Clorox Co.	724	29,937
Colgate-Palmolive Co.	1,718	85,986
Procter & Gamble Co.	4,080	364,344
492,318

EVERGREEN
VA Equity Index Fund
Schedule of Investments (continued)
June 30, 2002 (Unaudited)

	Shares	Value

COMMON STOCKS - continued
CONSUMER STAPLES - continued
Personal Products - 0.9%
Avon Products, Inc.	743	$ 38,814
Gillette Co.	3,318	112,381
International Flavors & Fragrances, Inc.	296	9,617
Kimberly-Clark Corp.	1,629	100,998
261,810
Tobacco - 1.1%
Philip Morris Companies, Inc.	6,718	293,442
UST, Inc.	530	18,020
311,462
ENERGY - 7.5%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	1,060	35,288
BJ Services Co. *	491	16,635
Halliburton Co.	1,368	21,806
Nabors Industries, Ltd. *	453	15,991
Noble Corp.	422	16,289
Rowan Co., Inc.	295	6,328
Schlumberger, Ltd.	1,812	84,258
Transocean Sedco Forex, Inc.	1,002	31,212
227,807
Oil & Gas - 6.7%
Amerada Hess Corp.	279	23,017
Anadarko Petroleum Corp.	780	38,454
Apache Corp.	451	25,923
Ashland, Inc.	218	8,829
Burlington Resources, Inc.	632	24,016
ChevronTexaco Corp.	3,351	296,563
Conoco, Inc.	1,968	54,710
Devon Energy Corp.	490	24,147
EOG Resources, Inc. *	364	14,451
Exxon Mobil Corp.	21,293	871,310
Kerr-McGee Corp.	315	16,868
Marathon Oil Corp.	972	26,361
Occidental Petroleum Corp.	1,177	35,298
Phillips Petroleum Co.	1,202	70,774
Royal Dutch Petroleum Co.	6,669	368,596
Sunoco, Inc.	239	8,516
Unocal Corp.	768	28,370
1,936,203
FINANCIALS - 20.0%
Banks - 7.3%
AmSouth Bancorp	1,135	25,401
Bank of America Corp.	4,833	340,050
Bank of New York Co., Inc.	2,286	77,153
Bank One Corp.	3,685	141,799

EVERGREEN
VA Equity Index Fund
Schedule of Investments (continued)
June 30, 2002 (Unaudited)

	Shares	Value

COMMON STOCKS - continued
FINANCIALS - continued
Banks - continued
BB&T Corp.	1,504	$ 58,054
Charter One Financial, Inc.	706	24,272
Comerica, Inc.	553	33,954
Fifth Third Bancorp	1,849	123,236
First Tennessee National Corp.	398	15,243
FleetBoston Financial Corp.	3,288	106,367
Golden West Financial Corp.	486	33,427
Huntington Bancshares, Inc.	777	15,089
KeyCorp	1,338	36,527
Marshall & Ilsley Corp.	666	20,599
Mellon Financial Corp.	1,385	43,531
National City Corp.	1,912	63,574
Northern Trust Corp.	696	30,666
PNC Financial Services Group	892	46,634
Regions Financial Corp.	720	25,308
SouthTrust Corp.	1,089	28,445
Suntrust Banks, Inc.	899	60,880
Synovus Financial Corp.	927	25,511
U.S. Bancorp	6,002	140,147
Union Planters Corp.	636	20,587
Wachovia Corp. (i)	4,297	164,060
Washington Mutual, Inc.	3,059	113,520
Wells Fargo & Co.	5,371	268,872
Zions Bancorp	288	15,005
2,097,911
Diversified Financials - 7.7%
American Express Co.	4,176	151,672
Bear Stearns Companies, Inc.	313	19,156
Capital One Financial Corp.	691	42,185
Charles Schwab Corp.	4,305	48,216
Citigroup, Inc.	16,161	626,239
Conseco, Inc. *	1,087	2,174
Countrywide Credit Industries, Inc.	388	18,721
Fannie Mae	3,131	230,911
Fortune Brands, Inc.	471	26,376
Franklin Resources, Inc.	822	35,050
Freddie Mac	2,182	133,538
Household International, Inc.	1,433	71,220
J.P. Morgan Chase & Co.	6,251	212,034
John Hancock Financial Services, Inc.	924	32,525
Lehman Brothers Holdings, Inc.	767	47,953
MBNA Corp.	2,674	88,429
McDermott International, Inc. *	198	1,604
Merrill Lynch & Co., Inc.	2,708	109,674
Moody’s Corp.	484	24,079
Morgan Stanley Dean Witter & Co.	3,459	149,014
Providian Financial Corp.	906	5,327
SLM Corp.	487	47,190

EVERGREEN
VA Equity Index Fund
Schedule of Investments (continued)
June 30, 2002 (Unaudited)

	Shares	Value

COMMON STOCKS - continued
FINANCIALS - continued
Diversified Financials - continued
State Street Corp.	1,021	$ 45,639
Stilwell Financial, Inc.	698	12,704
T. Rowe Price Group, Inc.	389	12,790
2,194,420
Insurance - 4.7%
Ace, Ltd.	823	26,007
AFLAC, Inc.	1,627	52,064
Allstate Corp.	2,227	82,355
AMBAC Financial Group, Inc.	333	22,378
American International Group, Inc.	8,204	559,759
Aon Corp.	854	25,176
Chubb Corp.	538	38,090
CIGNA Corp.	443	43,157
Cincinnati Financial Corp.	509	23,684
Hartford Financial Services Group, Inc.	777	46,208
Jefferson Pilot Corp.	471	22,137
Lincoln National Corp.	587	24,654
Loew’s Corp.	593	31,423
Marsh & McLennan Co.	859	82,979
MBIA, Inc.	464	26,230
MetLife, Inc.	2,215	63,792
MGIC Investment Corp. *	332	22,510
Progressive Corp.	691	39,974
SAFECO Corp.	402	12,418
St. Paul Companies, Inc.	654	25,454
Torchmark Corp.	381	14,554
UnumProvident Corp.	763	19,418
XL Capital, Ltd., Class A	426	36,082
1,340,503
Real Estate - 0.3%
Equity Office Properties Trust REIT	1,309	39,401
Equity Residential Properties Trust REIT	862	24,782
Pulte Homes, Inc.	191	10,979
Simon Property Group, Inc. REIT	553	20,372
95,534
HEALTH CARE - 13.5%
Biotechnology - 0.9%
Amgen, Inc. *	3,263	136,654
Biogen, Inc. *	467	19,348
Chiron Corp. *	596	21,069
Genzyme Corp. *	672	12,929
Immunex Corp. *	1,733	38,715
MedImmune, Inc. *	785	20,724
249,439

EVERGREEN
VA Equity Index Fund
Schedule of Investments (continued)
June 30, 2002 (Unaudited)

	Shares	Value

COMMON STOCKS - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.6%
Applera Corp.	667	$13,000
Bausch & Lomb, Inc.	169	5,721
Baxter International, Inc.	1,887	83,877
Becton Dickinson & Co.	811	27,939
Biomet, Inc.	841	22,808
Boston Scientific Corp. *	1,275	37,383
C.R. Bard, Inc.	165	9,336
Guidant Corp. *	961	29,051
Medtronic, Inc.	3,812	163,344
Saint Jude Medical, Inc. *	277	20,456
Stryker Corp.	620	33,176
Zimmer Holdings, Inc. *	610	21,753
467,844
Health Care Providers & Services - 1.7%
Aetna, Inc.	459	22,018
Cardinal Health, Inc.	1,418	87,079
HCA-The Healthcare Corp.	1,614	76,665
Health Management Associates, Inc., Class A *	758	15,274
HealthSouth Corp. *	1,235	15,796
Humana, Inc. *	531	8,299
IMS Health, Inc.	906	16,263
Manor Care, Inc. *	315	7,245
McKesson HBOC, Inc.	902	29,495
Quintiles Transnational Corp. *	373	4,659
Tenet Healthcare Corp. *	1,023	73,196
UnitedHealth Group, Inc.	967	88,529
Wellpoint Health Networks, Inc., Class A *	456	35,481
479,999
Pharmaceuticals - 9.3%
Abbott Laboratories	4,899	184,447
Allergan, Inc.	406	27,100
AmerisourceBergen Corp.	329	25,004
Bristol-Myers Squibb Co.	6,086	156,410
Eli Lilly & Co.	3,530	199,092
Forest Laboratories, Inc. *	561	39,719
Johnson & Johnson Co.	9,454	494,066
King Pharmaceuticals, Inc. *	779	17,333
Merck & Co., Inc.	7,112	360,152
Pfizer, Inc.	19,607	686,245
Pharmacia Corp.	4,060	152,047
Schering-Plough Corp.	4,603	113,234
Watson Pharmaceuticals, Inc. *	334	8,440
Wyeth	4,164	213,197
2,676,486
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.1%
B.F. Goodrich Corp.	320	8,742
Boeing Co.	2,634	118,530

EVERGREEN
VA Equity Index Fund
Schedule of Investments (continued)
June 30, 2002 (Unaudited)

	Shares	Value

COMMON STOCKS - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
General Dynamics Corp.	633	$67,320
Honeywell International, Inc.	2,567	90,435
Lockheed Martin Corp.	1,415	98,342
Northrop Grumman Corp.	354	44,250
Raytheon Co.	1,250	50,938
Rockwell Collins, Inc.	574	15,739
United Technologies Corp.	1,484	100,764
595,060
Air Freight & Couriers - 0.2%
FedEx Corp. *	937	50,036
Airlines - 0.2%
AMR Corp. *	487	8,211
Delta Air Lines, Inc.	387	7,740
Southwest Airlines Co.	2,423	39,156
55,107
Building Products - 0.2%
American Standard Companies., Inc. *	228	17,123
Masco Corp.	1,519	41,180
58,303
Commercial Services & Supplies - 2.0%
Allied Waste Industries, Inc. *	619	5,942
Apollo Group, Inc., Class A *	542	21,366
Automatic Data Processing, Inc.	1,947	84,792
Avery Dennison Corp.	345	21,649
Cendant Corp. *	3,275	52,007
Concord EFS, Inc. *	1,603	48,315
Convergys Corp. *	543	10,578
Deluxe Corp.	199	7,739
Equifax, Inc.	455	12,285
First Data Corp.	2,400	89,280
Fiserv, Inc. *	600	22,026
H&R Block, Inc.	576	26,582
Paychex, Inc.	1,177	36,828
Pitney Bowes, Inc.	756	30,028
R.R. Donnelley & Sons Co.	356	9,808
Robert Half International, Inc. *	553	12,885
Sabre Group Holdings, Inc., Class A *	454	16,253
Sealed Air Corp. *	263	10,591
Waste Management, Inc.	1,941	50,563
Xerox Corp.	2,261	15,759
585,276
Construction & Engineering - 0.0%
Fluor Corp.	253	9,854
Electrical Equipment - 0.4%
American Power Conversion Corp. *	615	7,767
Cooper Industries, Ltd., Class A	292	11,476

EVERGREEN
VA Equity Index Fund
Schedule of Investments (continued)
June 30, 2002 (Unaudited)

	Shares	Value

COMMON STOCKS - continued
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	1,322	$70,740
Molex, Inc.	608	20,386
Power-One, Inc. *	248	1,543
Thermo Electron Corp.	541	8,926
Thomas & Betts Corp.	183	3,404
124,242
Industrial Conglomerates - 4.2%
3M Co.	1,222	150,306
Crane Co.	187	4,746
Danaher Corp.	474	31,450
General Electric Co.	31,202	906,418
Textron, Inc.	440	20,636
Tyco International, Ltd.	6,270	84,708
1,198,264
Machinery - 0.9%
Caterpillar, Inc.	1,080	52,866
Cummins, Inc.	130	4,303
Deere & Co.	747	35,781
Dover Corp.	637	22,295
Illinois Tool Works, Inc.	961	65,637
Ingersoll-Rand Co.	530	24,200
ITT Industries, Inc.	285	20,121
Navistar International Corp. *	189	6,048
Paccar, Inc.	364	16,158
Parker-Hannifin Corp.	370	17,682
265,091
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	1,202	36,060
CSX Corp.	667	23,378
Norfolk Southern Corp.	1,218	28,477
Ryder Systems, Inc.	194	5,256
Union Pacific Corp.	790	49,991
143,162
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	294	14,729
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 2.0%
Avaya, Inc. *	1,134	5,613
CIENA Corp. *	1,352	5,665
Cisco Systems, Inc. *	22,988	320,682
Comverse Technology, Inc. *	586	5,426
Corning, Inc.	2,983	10,590
Lucent Technologies, Inc.	10,759	17,860
Motorola, Inc.	7,129	102,800
Nortel Networks Corp. *	12,048	17,470

EVERGREEN
VA Equity Index Fund
Schedule of Investments (continued)
June 30, 2002 (Unaudited)

	Shares	Value

COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc. *	2,416	$66,416
Scientific Atlanta, Inc.	491	8,077
Tellabs, Inc. *	1,290	7,998
568,597
Computers & Peripherals - 3.3%
Apple Computer, Inc. *	1,116	19,776
Dell Computer Corp. *	8,150	213,041
EMC Corp. *	6,981	52,707
Gateway, Inc. *	1,018	4,520
Hewlett-Packard Co.	9,479	144,839
International Business Machines Corp.	5,375	387,000
Lexmark International Group, Inc., Class A *	408	22,195
NCR Corp. *	309	10,691
Network Appliance, Inc. *	1,049	13,050
Palm, Inc. *	1,819	3,201
QLogic Corp. *	292	11,125
Sun Microsystems, Inc. *	10,193	51,067
Symbol Technologies, Inc.	720	6,120
Unisys Corp. *	1,011	9,099
948,431
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. *	1,457	34,458
Andrew Corp. *	308	4,414
Jabil Circuit, Inc. *	620	13,088
JDS Uniphase Corp. *	4,275	11,414
PerkinElmer, Inc.	395	4,365
Rockwell International Corp.	582	11,628
Sanmina Corp. *	1,646	10,386
Solectron Corp. *	2,584	15,892
Tektronix, Inc. *	286	5,351
Waters Corp. *	413	11,027
122,023
Internet Software & Services - 0.1%
Yahoo, Inc. *	1,877	27,705
IT Consulting & Services - 0.3%
Computer Sciences Corp. *	536	25,621
Electronic Data Systems Corp.	1,504	55,874
81,495
Semiconductor Equipment & Products - 3.2%
Advanced Micro Devices, Inc. *	1,072	10,420
Altera Corp. *	1,206	16,402
Analog Devices, Inc. *	1,146	34,036
Applied Materials, Inc. *	5,143	97,820
Applied Micro Circuits Corp. *	940	4,446
Broadcom Corp., Class A *	843	14,786
Intel Corp.	20,992	383,524
KLA-Tencor Corp. *	594	26,130

EVERGREEN
VA Equity Index Fund
Schedule of Investments (continued)
June 30, 2002 (Unaudited)

	Shares	Value

COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Linear Technology Corp.	997	$31,336
LSI Logic Corp.	1,161	10,159
Maxim Integrated Products, Inc. *	1,014	38,867
Micron Technology, Inc. *	1,889	38,195
National Semiconductor Corp. *	562	16,393
Novellus Systems, Inc. *	456	15,504
NVIDIA Corp. *	470	8,075
PMC-Sierra, Inc. *	522	4,839
Teradyne, Inc. *	574	13,489
Texas Instruments, Inc.	5,446	129,070
Vitesse Semiconductor Corp. *	631	1,962
Xilinx, Inc. *	1,054	23,641
919,094
Software - 4.5%
Adobe Systems, Inc.	753	21,461
Autodesk, Inc.	360	4,770
BMC Software, Inc. *	763	12,666
Citrix Systems, Inc. *	571	3,449
Computer Associates International, Inc.	1,816	28,856
Compuware Corp. *	1,172	7,114
Intuit, Inc. *	665	33,064
Mercury Interactive Corp. *	263	6,038
Microsoft Corp. *	17,003	930,064
Novell, Inc. *	1,138	3,653
Oracle Corp. *	17,241	163,272
Parametric Technology Corp. *	818	2,806
Peoplesoft, Inc. *	975	14,508
Rational Software Corp. *	610	5,008
Siebel Systems, Inc. *	1,487	21,145
Veritas Software Corp. *	1,285	25,430
1,283,304
MATERIALS - 3.3%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	714	36,036
Dow Chemical Co.	2,850	97,983
E.I. du Pont de Nemours & Co.	3,118	138,439
Eastman Chemical Co.	242	11,350
Ecolab, Inc.	405	18,723
Engelhard Corp.	407	11,526
Great Lakes Chemical Corp.	157	4,159
Hercules, Inc. *	342	3,967
Millipore Corp.	152	4,861
Pall Corp.	386	8,010
PPG Industries, Inc.	530	32,807
Praxair, Inc.	513	29,226
Rohm & Haas Co.	694	28,100
Sherwin-Williams Co.	479	14,336
Sigma-Aldrich Corp.	230	11,534
451,057

EVERGREEN
VA Equity Index Fund
Schedule of Investments (continued)
June 30, 2002 (Unaudited)

	Shares	Value

COMMON STOCKS - continued
MATERIALS - continued
Construction Materials - 0.1%
Vulcan Materials Co.	318	$13,928
Containers & Packaging - 0.1%
Ball Corp.	178	7,383
Bemis Co., Inc.	166	7,885
Pactiv Corp. *	496	11,805
Temple-Inland, Inc.	166	9,605
36,678
Metals & Mining - 0.9%
Alcan Aluminum, Ltd.	1,009	37,858
Alcoa, Inc.	2,659	88,146
Allegheny Technologies, Inc.	253	3,997
Barrick Gold Corp.	1,699	32,264
Freeport-McMoRan Copper & Gold, Inc., Class B *	454	8,104
Inco, Ltd. *	572	12,950
Newmont Mining Corp.	1,230	32,386
Nucor Corp.	245	15,935
Phelps Dodge Corp.	278	11,454
Placer Dome, Inc.	1,036	11,613
United States Steel Corp.	318	6,325
Worthington Industries, Inc.	268	4,851
265,883
Paper & Forest Products - 0.6%
Boise Cascade Corp.	182	6,285
Georgia-Pacific Corp.	723	17,771
International Paper Co.	1,516	66,067
Louisiana Pacific Corp.	328	3,474
MeadWestvaco Corp.	627	21,042
Plum Creek Timber Company, Inc.	580	17,806
Weyerhaeuser Co.	686	43,801
176,246
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.8%
ADC Telecommunications, Inc. *	2,494	5,711
ALLTEL Corp.	976	45,872
AT&T Corp.	11,926	127,608
BellSouth Corp.	5,885	185,378
Centurytel, Inc.	444	13,098
Citizens Communications Co. *	885	7,399
Qwest Communications International, Inc. *	5,265	14,742
SBC Communications, Inc.	10,488	319,884
Sprint Corp.	2,798	29,687
Verizon Communications, Inc.	8,550	343,282
1,092,661
Wireless Telecommunications Services - 0.2%
AT&T Wireless Services, Inc. *	8,497	49,707
Nextel Communications, Inc. *	2,559	8,214
Sprint Corp. (PCS Group) *	3,116	13,929
71,850

EVERGREEN
VA Equity Index Fund
Schedule of Investments (continued)
June 30, 2002 (Unaudited)

	Shares	Value

COMMON STOCKS - continued
UTILITIES - 3.1%
Electric Utilities - 2.7%
AES Corp. *	1,678	$9,095
Allegheny Energy, Inc.	394	10,145
Ameren Corp.	454	19,527
American Electric Power Co., Inc.	1,064	42,581
Calpine Corp. *	1,174	8,253
Cinergy Corp.	524	18,859
CMS Energy Corp.	424	4,655
Consolidated Edison, Inc.	668	27,889
Constellation Energy Group, Inc.	515	15,110
Dominion Resources, Inc.	868	57,462
DTE Energy Co.	523	23,347
Duke Energy Corp.	2,606	81,047
Edison International *	1,023	17,391
Entergy Corp.	704	29,878
Exelon Corp.	1,011	52,875
FirstEnergy Corp.	934	31,177
FPL Group, Inc.	552	33,114
Mirant Corp. *	1,262	9,213
Nisource, Inc.	652	14,233
PG&E Corp. *	1,223	21,879
Pinnacle West Capital Corp.	266	10,507
PPL Corp.	462	15,283
Progress Energy, Inc.	695	36,147
Public Service Enterprise Group, Inc.	648	28,058
Reliant Energy, Inc.	953	16,106
Southern Co.	2,212	60,609
TECO Energy, Inc.	483	11,954
TXU Corp.	836	43,096
Xcel Energy, Inc.	1,238	20,761
770,251
Gas Utilities - 0.3%
El Paso Corp.	1,814	37,387
Keyspan Corp.	442	16,641
Kinder Morgan, Inc.	384	14,600
NICOR, Inc.	139	6,359
Peoples Energy Corp.	112	4,083
Sempra Energy	645	14,274
93,344
Multi-Utilities - 0.1%
Dynegy, Inc., Class A	1,134	8,165
Williams Companies, Inc.	1,621	9,710
17,875
Total Common Stocks		28,541,404

EVERGREEN
VA Equity Index Fund
Schedule of Investments (continued)
June 30, 2002 (Unaudited)

	Principal Amount	Value

SHORT-INVESTMENTS - 0.4%
U. S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills, 1.88%, 10/17/2002(f)	$62,632	$62,280
	Shares

MUTUAL FUND SHARES - 0.2%
Evergreen Institutional Money Market Fund (o)	41,831	41,831
Total Short-Term Investments		104,111
Total Investments - (cost $36,922,309) - 99.9%		28,645,515
Other Assets and Liabilities - 0.1%		39,536
Net Assets - 100.0%		$28,685,051
* Non income producing security

(i) Investment in non-controlled affiliate. The fund owns shares of Wachovia Corporation with a cost basis of $141,464 at June 30, 2002. The fund earned $2,036 of income from Wachovia Corporation during the six months ended June 30, 2002.

(o) The advisor of the fund and the advisor of the money market fund are each a subsidiary of Wachovia Corporation.

(f) All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open futures contracts.

Summary of Abbreviations
REIT Real Estate Investment Trust

At June 30, 2002, the fund had open futures contracts outstanding as follows:
Expiration	Contracts	Initial Contract Amount	Value at December 31, 2001	UnrealizedLoss

September 2002	1 S&P 500 Index	$258,007	$247,525	$(10,482)

See Notes to Financial Statements.

EVERGREEN
VA Equity Index Fund
Statement of Assets and Liabilities
June 30, 2002 (Unaudited)

Assets
Identified cost of securities	$ 36,922,309
Net unrealized losses on securities	(8,276,794)

Market value of securities	28,645,515
Foreign currency, at value (cost $16)	16
Dividends and interest receivable	34,086
Receivable from investment advisor	6,973

Total assets	28,686,590

Liabilities
Payable for daily variation margin on open futures contracts	475
Due to other related parties	236
Accrued expenses and other liabilities	828

Total liabilities	1,539

Net assets	$ 28,685,051

Net assets represented by
Paid-in capital	$ 38,848,083
Undistributed net investment income	180,438
Accumulated net realized losses on securities and futures contracts	(2,056,194)
Net unrealized losses on securities and futures contracts	(8,287,276)

Total net assets	$ 28,685,051

Shares outstanding	3,688,987

Net asset value per share	$ 7.78

See Notes to Financial Statements.

EVERGREEN
VA Equity Index Fund
Statement of Operations
Six Months Ended June 30, 2002 (Unaudited)

Investment income
Dividends (net of foreign witholding taxes of $1,228)	$ 223,883
Interest	3,369

Total investment income	227,252

Expenses
Advisory fee	49,934
Administrative services fees	15,605
Transfer agent fee	94
Trustees’ fees and expenses	419
Printing and postage expenses	14,324
Custodian fee	5,619
Professional fees	7,200
Other	1,692

Total expenses	94,887
Less: Expense reductions	(118)
Fee waivers	(47,955)

Net expenses	46,814

Net investment income	180,438

Net realized and unrealized losses on securities and futures contracts
Net realized losses on:
Securities	(538,058)
Futures contracts	(24,303)

Net realized gains or losses on securities and futures contracts	(562,361)

Net change in unrealized gains or losses on securities and futures contracts	(4,018,204)

Net realized and unrealized gains or losses on securities and futures contracts	(4,580,565)

Net decrease in net assets resulting from operations	$ (4,400,127)

See Notes to Financial Statements.

EVERGREEN
VA Equity Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2002 (Unaudited)	Year Ended December 31, 2001

Operations
Net investment income	$ 180,438	$ 342,120
Net realized losses on securities and futures contracts	(562,361)	(871,411)
Net change in unrealized gains or losses on securities and futures contracts	(4,018,204)	(3,651,725)

Net decrease in net assets resulting from operations	(4,400,127)	(4,181,016)

Distributions to shareholders from net investment income	0	(342,014)

Capital share transactions
Proceeds from shares sold	2,229,669	6,550,832
Payment for shares redeemed	(1,285,638)	(1,927,534)
Net asset value of shares issued in reinvestment of distributions	0	244,545

Net increase in net assets resulting from capital share transactions	944,031	4,867,843

Total increase (decrease) in net assets	(3,456,096)	344,813
Net assets
Beginning of period	$ 32,141,147	$ 31,796,334

End of period	$ 28,685,051	$ 32,141,147

Undistributed net investment income	$ 180,438	$ 0

Other Information:
Share increase
Shares sold	256,149	684,822
Shares redeemed	(151,319)	(214,509)
Shares issued in reinvestment of distributions	0	27,468

Net increase in shares	104,830	497,781

See Notes to Financial Statements.

EVERGREEN
VA Equity Index Fund
Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Evergreen VA Equity Index Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware business trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Investments

Listed equity securities are valued at the last sales price reported on the national securities exchange, where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B. Futures Contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

C. Security Transactions and Investment Income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

D. Federal Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

E. Distributions

Distributions to shareholders from net investment income and net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

EVERGREEN
VA Equity Index Fund
Notes to Financial Statements (Unaudited) (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect wholly-owned subsidiary of Wachovia Corporation (“Wachovia”) (formerly First Union Corporation), is the investment advisor to the Fund and is paid a management fee that is calculated and paid daily at an annual rate of 0.32% of the average daily net assets of the Fund.

During the six months ended June 30, 2002, the amount of investment advisory fees waived by the investment advisor was $47,955. The impact on the Fund’s expense ratio represented as a percentage of its average daily net assets was 0.31%.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an administrative fee of 0.10% of the Fund’s average net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,627,144 and $248,417, respectively, for the six months ended June 30, 2002.

On June 30, 2002, the aggregate cost of securities for federal income tax purposes was $89,067,490. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,450,620 and $10,727,414, respectively, with a net unrealized depreciation of $8,276,794.

As of December 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $120,431 and $385,455, expiring in 2008 and 2009, respectively.

For income tax purposes, capital losses incurred after October 31 within a Fund’s fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year. As of December 31, 2001, the Fund incurred and elected to defer post October losses of $96,942.

5. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and its custodian, a portion of the fund expenses have been reduced. The amount of expense reductions received by the Fund was $118 and the impact of the total expense reductions on the Fund’s annualized expense ratio represented as a percentage of its average net assets was 0.00%.

6. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

7. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $725 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in

EVERGREEN
VA Equity Index Fund
Notes to Financial Statements (Unaudited) (continued)

arranging the financing agreement, First Union Securities, Inc. was paid a one-time arrangement fee of $150,000, which was charged to the funds and also allocated pro rata.

During the six months ended June 30, 2002, the Fund had no borrowings under this agreement.

This page left intentionally blank

This page left intentionally blank

This page left intentionally blank

Board of Trustees

Name, address and date of birth	Position with trust	Begining year of term of office*	Principal occupations for last five years	Number of portfolios overseen in Evergreen Funds complex	Other directorships held outside of Evergreen funds complex

Charles A. Austin III 200 Berkeley Street Boston, MA 02116 DOB: 10/23/1934	Trustee	1991	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

K. Dun Gifford 200 Berkeley Street Boston, MA 02116 DOB: 10/23/1938	Trustee	1974	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Leroy Keith, Jr. 200 Berkeley Street Boston, MA 02116 DOB: 2/14/1939	Trustee	1983	Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Gerald M. McDonnell 200 Berkeley Street Boston, MA 02116 DOB: 7/14/1939	Trustee	1988	Sales Manager, SMI-STEEL — South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Thomas L. McVerry 200 Berkeley Street Boston, MA 02116 DOB: 8/2/1938	Trustee	1993	Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

William Walt Pettit 200 Berkeley Street Boston, MA 02116 DOB: 8/26/1955	Trustee	1984	Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

David M. Richardson 200 Berkeley Street Boston, MA 02116 DOB: 9/19/1941	Trustee	1982	President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Russell A. Salton, III MD 200 Berkeley Street Boston, MA 02116 DOB: 6/2/1947	Trustee	1984	Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Michael S. Scofield 200 Berkeley Street Boston, MA 02116 DOB: 2/20/1943	Trustee	1984	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Richard J. Shima 200 Berkeley Street Boston, MA 02116 DOB: 8/11/1939	Trustee	1993	Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Richard K. Wagoner, CFA** 200 Berkeley Street Boston, MA 02116 DOB: 12/12/1937	Trustee	1999	Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an “interested person” of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds’ investment advisor.

Additional information about the funds’ Board of Trustees can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Mutual funds to meet all your needs We offer a complete family of mutual funds designed to help you meet a wide range of financial goals.

Global & International funds invest in securities of companies around the globe.

Domestic Equity funds invest in securities of companies primarily located in the United States.

Blend Equity funds invest in a blend of equity investment styles.

Balanced funds invest in a mix of stocks and bonds to maximize benefits of asset allocation.

Fixed Income funds invest in securities with the potential to produce regular income.

Tax Advantaged funds invest in securities that produce federally tax-free income.*

Money Market funds invest in short-term money market instruments with a high degree of liquidity.

* Income may be subject to the federal alternative minimum tax as well as state and local taxes.

558954 8/2002

Visit us online at EvergreenInvestments.com

For more information
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

The Dalbar Mutual Fund Service Award symbolizes the achievement of the highest tier of service to shareholders within the mutual fund industry. It is awarded only to firms that exceed industry norms in key service areas. Evergreen Investments was measured against 62 mutual fund service providers.

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034